SCHEDULE OF LONG TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Debt Disclosure [Abstract]
—Funds	$ 32,089	¥ 224,404	¥ 324,110
—Trust products	55,820	390,353	153,910
Total	$ 32,089	¥ 224,404	¥ 324,110